Operating Leases (Details) - Schedule of Operating Leases - CNY (¥)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating lease cost	¥ 2,413,523	¥ 3,922,677
Short-term lease cost	363,912	177,103
Total lease cost	2,777,435	4,099,780
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,459,231	¥ 2,139,410
Weighted average remaining lease term of operating leases (years)	3 years 1 month 20 days		3 years 6 months 10 days
Weighted average discount rate of operating leases	6.24%		6.24%